Unaudited Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Stock Subscription Receivable CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Token Cat Limited shareholders’ equity CNY (¥)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2024 | ¥	¥ 480	¥ 35	¥ (34,526)	¥ 1,323,281		¥ (1,421,097)	¥ (8,980)	¥ (140,807)			¥ (140,807)
Balance (in Shares) at Dec. 31, 2024	701,110,886	55,260,580
Balance (in Shares) at Dec. 31, 2024			(12,765,549)
Shares issuance for vested restricted shares | ¥	¥ 7			(7)
Shares issuance for vested restricted shares (in Shares)	8,825,000
Share-based compensation | ¥			¥ 8,480	514				8,994			8,994
Share-based compensation (in Shares)			1,625,000
Issuance of common shares and Pre-funded warrants, net of issuance costs | ¥	¥ 5,270			159,769				165,039			165,039
Issuance of common shares and Pre-funded warrants, net of issuance costs (in Shares)	7,357,500,000
Net income from continuing operations | ¥						28,169		28,169			28,169
Net loss from discontinued operations | ¥						(28,844)		(28,844)			(28,844)
Foreign currency translation adjustment | ¥							435	435			435
Balance at Jun. 30, 2025 | ¥	¥ 5,757	¥ 35	¥ (26,046)	1,483,557		(1,421,772)	(8,545)	32,986			32,986
Balance (in Shares) at Jun. 30, 2025	8,067,435,886
Balance (in Shares) at Jun. 30, 2025			(11,140,549)
Balance at Dec. 31, 2025 | ¥	¥ 5,899	¥ 35	¥ (13,113)	1,501,288		(1,418,827)	56,998	132,280			¥ 132,280
Balance (in Shares) at Dec. 31, 2025	8,268,317,486	55,260,580
Balance (in Shares) at Dec. 31, 2025			(8,548,547)							8,548,547	8,548,547
Shares Issued for digital assets | ¥	¥ 66,270			759,272	(825,542)
Shares Issued for digital assets (in Shares)	96,000,000,001
Share-based compensation | ¥				291,944				291,944			291,944
Cashless exercise of common stock warrants exercise | ¥	¥ 221			3,208				3,429			3,429
Cashless exercise of common stock warrants exercise (in Shares)	324,000,000
Net income from continuing operations						(190,886)		(190,886)		$ (28,134)	(190,886)
Foreign currency translation adjustment							2,416	2,416		$ 356	2,416
Exercise of stock options | ¥	¥ 40			(40)
Shares underlying Options, Exercised	59,577,600									59,577,600	59,577,600
Balance at Jun. 30, 2026	¥ 72,430	¥ 35	¥ (13,113)	¥ 2,555,672	¥ (825,542)	¥ (1,609,713)	¥ 59,414	¥ 239,183		$ 35,248	¥ 239,183
Balance (in Shares) at Jun. 30, 2026	104,651,895,087	55,260,580
Balance (in Shares) at Jun. 30, 2026			(8,548,547)							8,548,547	8,548,547